Accrued and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	March 31, 2026	December 31, 2025
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,211	$2,365
Sales tax payable	170	251
Excise tax payable	224	224
Provision for tax payable	568	578
Accrued payroll and benefit costs	447	440
Accrued legal costs	169	168
Accrued subscription costs	76	53
Accrued streaming service costs	53	51
Other current liabilities	150	224
Total accrued expenses and other current liabilities	$4,068	$4,354

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	December 31, 2025	December 31, 2024
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,365,081	$2,419,829
Sales tax payable	250,672	452,508
Excise tax payable	223,717	223,717
Provision for tax payable	577,726	—
Accrued payroll and benefit costs	439,693	207,970
Accrued legal costs	167,936	315,764
Accrued subscription costs	53,369	46,759
Accrued streaming service costs	51,563	51,308
Other current liabilities	224,186	173,163
Total accrued expenses and other current liabilities	$4,353,943	$3,891,018